Share based compensation	12 Months Ended
Dec. 31, 2019
Share-based compensation
Share-based compensation

15      Share-based compensation

2012 Call-Option Plan – the previous agreements

As from 2012, eligible employees of the Company and its subsidiaries were provided with the opportunity to invest indirectly in the equity instruments of a subsidiary of the Company, via a trustee company holding the equity instruments (“Original Trust Interest”).

Share-based payment awards were directly tied to the value of the local subsidiaries. The fair value of share-based payment awards made relate to equity instruments of the Company and its subsidiaries. In relation to employees’ share investments, the employee and the Company entered into an angel agreement containing certain obligations regarding vesting rights which relate to the indirect share interest holding of the employee in the partnership. Accordingly, the grant date was established no later than the date of the last signature of these agreements since both parties had explicitly agreed to the arrangement as of this date.

The plan remained active until June 30, 2017.

Stock Option Program 2016 (JSOP 2016)

In 2017, a new equity-settled share-based payment plan was adopted, which replaced the eligible awards in the plan rolled out in 2012. The new plan took effect from July 1, 2017.

Under this share-based payment plan, there are two types of awards: option and participation.

Participation awards represent a partnership interest and capital participation in the Jumia UG & Co. which effectively holds the entire business of the Group. These awards (“Jumia Trust Interest”) are only given to selected participants to replace their previous indirect share interest holding (“Original Trust Interest”). The previous agreement was modified so that the original Trustee (“Bambino 53. V V UG”) ceased to exist and all converted Trust Interests are transferred to the new Trustee (“Juwel. 179 V V UG”). All participation awards vest in full at the grant date.

Option awards are a call-option contract on equity instruments of Jumia UG & Co. which can be exercised in the future to obtain participation in Jumia UG & Co. The call-option agreement includes 2 groups of call-options:

Privileged group: awards which vest in full at the grant date.

Ordinary group: awards with 4 alternative vesting conditions:

Alternative 1: vest in full after a cliff period, generally from 9 to 18 months.

Alternative 2: vest in full once either the Holding or Supported Enterprises reach Profitability.

Alternative 3: vest in full one year after an Exit.

Alternative 4: vest in full when the value of the Holding reaches a target at the Exit date.

Pre IPO Events

In order to facilitate the IPO in April 2019, the Company performed several restructuring steps prior to the IPO, in 2019, which also affected the existing Stock Option Program 2016 (“JSOP 2016”).

Prior to the conversion of Africa Internet Holding GmbH (“AIH”) into a stock company, all JSOP 2016 participants were instructed to modify their call option agreement with Jumia UG (haftungsbeschränkt) & Co. KG (“Jumia KG”) and conclude a revised call option agreement with AIH (the “Roll-up”). The purpose of the Roll-up agreement was to change the counterparty and the underlying shares of the options respectively (AIH instead of Jumia KG) due to the reorganization of the group.

In a next step, AIH was converted into a stock company named Jumia Technologies AG.

Furthermore, in February 2019, Jumia Technologies AG executed a share capital increase by utilizing the Company’s own funds by nearly EUR 100m (“Capital Increase”). As a result of the Capital Increase, (i) the nominal value of the Call Option Shares has increased proportionally to the Capital Increase, and (ii) due to legal requirements the Exercise Price had to be increased to reflect the statutory minimum issue price per share of EUR 1.00. All JSOP 2016 participants were put in the same economic position as before the restructuring steps. Therefore, the JSOP had to be modified to ensure that the participants’ economic position is not negatively affected.

Jumia Technologies AG accounts for the JSOP 2016 as an equity-settled plan under IFRS 2. The restructuring steps did not change the classification and did not lead to a recognition of an incremental fair value.

With the resolution of the general meeting on 15 February 2019, a new stock option program 2019 (“SOP 2019”) and a corresponding capital increase (conditional capital) was approved. The supervisory board has implemented the SOP 2019 on March 11, 2019.

Moreover, the management board and the supervisory board agreed in this meeting, to implement a further share-based payment program – the Virtual Restricted Stock Units Program (“VRSUP 2019”).

IPO

After the IPO on the April 12, 2019, the vesting conditions for Ordinary 2 and Ordinary Stock Options of the JSOP 2016 were met. This led to an additional recognition of expenses of EUR 11,200 thousand as the IPO probability was previously assessed at 50%.

In addition, the vesting conditions for Ordinary 4 Stock Options were met. This led to an additional recognition of expenses of EUR 4,400 thousand as the probability for the meeting of the vesting criteria was previously assessed at 50%.

Option Programs 2019

SOP 2019

Jumia Technologies AG granted stock options to beneficiaries under the terms and conditions of the SOP 2019 in May 2019 (May 10, 2019 for most beneficiaries, May 22, 2019 for one individual beneficiary).

Each stock option entitles the holder to receive one share of Jumia Technologies AG for an exercise price of EUR 1 after a waiting period of four years, starting in May 2019, as defined by the individual grant agreements. The exercise period starts directly after the waiting period and ends after seven years. The exercise of stock options is not possible during defined blackout periods.

The stock options can only be exercised, if the average annual growth rate of the Gross Merchandise Volume amounts to at least 10% during the four years waiting period. If this performance target is not met, all options will lapse.

Moreover, the stock options are subject to vesting requirements. The stock options shall generally vest in one or more tranches. The SOP 2019 plan sets out several criteria of bad leaver and good leaver cases. For beneficiaries, who are members of the management board, the total vesting period shall be at least four years and all unexercised options will be forfeited, if the employee resigns and start working for a competitor within six months after the resignation. If other beneficiaries (i.e. not members of the management board) resign before the vesting date as specified in the individual grant agreements and are classified as good leaver, all stock options will remain and be exercisable.

However, all unexercised stock options will be forfeited, if a beneficiary terminates the employment within four years after the IPO on April 12, 2019.

According to the individual grant agreements, the stock options will vest on May 10, 2023 and are not subject to further performance conditions. Except for one individual beneficiary who received two tranches under the SOP 2019 with stock options that vest on May 23, 2021 and stock options that vest on May 23, 2023.

If Jumia Technologies AG pays dividends during the waiting period or exercise period, the beneficiaries are entitled to receive a dividend payment for each vested but not yet exercised stock option. However, Jumia Technologies AG does not expect to pay dividends during the next years.

The stock options of the SOP 2019 are an equity-settled plan as the beneficiaries receive one share for each exercised option. For equity-settled awards, the expenses to be recognized are determined based on the grant date fair value of the awards. The fair value will not be subsequently remeasured after the grant date.

The expenses are recognized over the relevant vesting period. The vesting period started on the grant date. As a beneficiary will forfeit all options if the beneficiary terminates the employment four years after the IPO, the beneficiary has to render services at least until the end of the four years. This date is April 12, 2023.

The recognition of the expenses for the beneficiaries depends mainly on the specific vesting requirements in the grant agreements. According to the individual grant agreements, the stock options will vest on May 10, 2023, which is after the above mentioned four years after the IPO.

The fair values of the call options are derived from the Black-Scholes-Merton model with the following inputs:

Grant Date	May 10, 2019	May 22, 2019
Fair value of shares (i)	EUR 10.90	EUR 10.02
Exercise price	EUR 1	EUR 1
Risk-free interest rate (ii)	0%	0%
Expected dividend yield (iii)	0%	0%
Expected life (years) (iv)	4 years	4 years
Expected volatility (v)	40%	40%

Fair value of options	EUR 9.90	EUR 9.02

(i)	The Fair value of share is derived based on the value per ADS of Jumia Technologies AG traded on the New York Stock Exchange converted into Euro.
(ii)	Risk-free interest rate is based on German government bond yields consistent to the expected life of options. A risk-free rate of 0% is considered as a floor.
(iii)	Expected dividend yield is assumed to be 0% based on the fact that the Group has no history or expectation of paying a dividend
(iv)	Expected life of share options is based on the vesting period.
(v)	Expected volatility is assumed based on the historical volatility of comparable companies in the period equal to the expected life of each grant.

VRSUP

Jumia Technologies AG granted Restricted Stock Units (each a RSU) to beneficiaries under the terms and conditions of the VRSUP 2019 on May 8 and 10, 2019 (May 10, 2019 for those beneficiaries, who received also stock options under the SOP 2019), and May 22, 2019 for one beneficiary.

Jumia Technologies AG is entitled to elect, at its sole discretion, issuing one share for each vested RSU instead of a settlement in cash. The general meeting approved conditional capital for the VRSUP 2019 on April 1, 2019. If Jumia settles the RSUs in cash, the beneficiaries will receive a payment in the amount of the average share price (closing prices) on the ten trading days prior to the last half year report of Jumia (cf. Sec. 2.6 of the VRSUP 2019).

The VRSUP 2019 gives Jumia Technologies AG a choice of settlement between cash and equity. As Jumia Technologies AG has no past practice to settle in cash nor has legal restrictions nor intends to settle in cash when a participant requests it, the VRSUP 2019 is accounted for as an equity-settled plan.

Each beneficiary received an individual grant agreement that includes the individual number of RSUs as well as possible vesting conditions, such as performance conditions and a possible maximum payout amount.

All RSUs will be forfeited if a beneficiary, who is a member of the board of management, resigns and starts working for a competitor within twelve months after the resignation. Beneficiaries, who are not a member of the board of management, need to remain employed with Jumia Technologies AG until the vesting date as specified in the individual grant agreement.

According to the individual grant agreements, the RSUs vest on May 10, 2021 for those beneficiaries who have also a grant of stock options under the SOP 2019. The RSUs for the other beneficiaries (only RSUs are granted to these beneficiaries) vest on May 8, 2020.

The specific RSUs granted in 2019 are not subject to any performance conditions or a maximum payout amount (Cap).

The fair values of the RSUs are derived from the Black-Scholes-Merton model with the following inputs:

Grant Date	May 8, 2019	May 10, 2019	May 22, 2019
Fair value of shares (i)	EUR 14.79	EUR 10.90	EUR 10.02
Exercise price	EUR 1	EUR 1	EUR 1
Risk-free interest rate (ii)	0%	0%	0%
Expected dividend yield (iii)	0%	0%	0%
Expected life (years) (iv)	1 year	2 years	2.25 years
Expected volatility (v)	40%	40%	40%

Fair value of options	EUR 13.79	EUR 9.90	EUR 9.02

(i)The Fair value of share is derived based on the value per ADS of Jumia Technologies AG traded on the New York Stock Exchange converted into Euro.

(ii)Risk-free interest rate is based on German government bond yields consistent to the expected life of options. A risk-free rate of 0% is considered as a floor.

(iii)Expected dividend yield is assumed to be 0% based on the fact that the Group has no history or expectation of paying a dividend

(iv)Expected life of share options is based on the vesting period.

(v)Expected volatility is assumed based on the historical volatility of comparable companies in the period equal to the expected life of each grant.

As a result, for the twelve months ended December 31, 2019, the Group has recognized in total EUR 37,267 thousand of share-based payment expense in the statement of operations (December 31, 2018: EUR 17,409 thousand).

Summary of awards

Due to the capital increase in February 2019 (please refer to Pre-IPO events above) the number of awards was multiplied by the factor 7.93.

In 2019, 2,550,066 of options were exercised. Summary of awards as of December 31, 2019 and the development during the year is as follows:

		Weighted	Weighted
		average	average	Weighted
		remaining	exercise	average fair
	Number of	life	price	value
	awards	(years)	(euro)	(euro)
Unvested awards outstanding at January 1, 2019	589,208	1.0	1.8	83.8
Multiplication/division factor	7.93	-	-	7.93
Unvested awards outstanding at January 1, 2019 after modification factor	4,671,733	1.0	1.8	10.6
Granted during the period	2,531,640	1.9	1.0	11.1
Exercised during the period	(2,550,066)
Forfeited during the period	(419,283)
Cancelled during the period	(8)
Vested during the period	(1,613,079)		1.0	10.8
Unvested awards outstanding at December 31, 2019	2,620,937	1.0	1.0	10.8
Vested awards outstanding at January 1, 2019	307,154			83.4
Multiplication/division factor	7.93			7.93
Vested awards outstanding at January 1, 2019 after modification factor	2,435,373		1.8	10.5
Cancelled during the period	(54)
Reclassification vested options	1,705
Vested during the period	1,613,079		1.0	10.8
Vested awards outstanding at December 31, 2019	4,050,103	—	1.0	10.7

Summary of awards as of December 31, 2018 and their valuation during the year is as follows:

		Weighted	Weighted
		average	average	Weighted
		remaining	exercise	average fair
	Number of	life	price	value
	awards	(years)	(euro)	(euro)
Unvested awards outstanding at January 1, 2018	601,591	2.1	1.9	83.3
Granted during the period	84,128	1.0	2.8	89.0
Granted as a replacement during the period	13,328	0.9	1.0	93.8
Replaced during the period	(313)		1.0	2,308.4
Forfeited during the period	(34,379)		1.0	83.3
Cancelled during the period	(85)		1.0	6,676.0
Vested during the period	(75,062)	0.4	1.8	85.1
Unvested awards outstanding at December 31, 2018	589,208	1.0	1.8	83.8
Vested awards outstanding at January 1, 2018	233,479		2.2	82.6
Cancelled during the period	(594)		0.6	1,007.4
Forfeited during the period	(146)		2.2	82.9
Replaced during the period	(647)		1.0	1,559.8
Vested during the period	75,062		1.8	85.1
Vested awards outstanding at December 31, 2018	307,154	—	1.8	83.4